Repurchase Agreements	12 Months Ended
Dec. 31, 2023
Statement [LineItems]
Repo Transactions

7.	REPURCHASE AGREEMENTS
Securities sold under agreements to repurchase at a specified future date are not derecognized from the statement of financial position as the Bank retains substantially all of the risks and rewards of ownership. The corresponding cash received is recognized in the consolidated statement of financial position as an asset with a corresponding obligation to return it, including accrued interest as a liability within cash collateral on securities lent and repurchase agreements, reflecting the transaction’s economic substance as a loan to the Bank. The difference between the sale and repurchase prices is treated as interest expense and is accrued over the life of agreement using the effective interest method. When the counterparty has the right to sell or re-pledge the securities, the Bank reclassifies those securities in its statement of financial position to “Financial Assets delivered as guarantee”.
Conversely, securities purchased under agreements to resell at a specified future date are not recognized in the statement of financial position. The consideration paid, including accrued interest, is recorded in the statement of financial position, within cash collateral on securities borrowed and reverse repurchase agreements, reflecting the transaction’s economic substance as a loan by the Bank. The difference between the purchase and resale prices is recorded in net interest income and is accrued over the life of the agreement using the effective interest method.
If securities purchased under an agreement to resell are subsequently sold to third parties, the obligation to return the securities is recorded in “Liabilities at fair value through profit or loss”.
As of December 31, 2023 and 2022, the Bank has repurchase agreements of government and private securities, in absolute value, fo
r 639,183,710 and 192,852,624,
respectively. Maturity of the repurchase agreements as of December 2023 occurred during the month of January 2024. Furthermore, the securities received guarantee repurchase agreements as of December 31, 2023 and 2022, total

679,456,540
and
212,163,266
,
respectively, and were recognized as an off balance sheet transaction, while the amounts delivered that guarantee repurchase agreements as of December 31, 202
30,446,725
s.
Profit generated by the Bank as a result of its repurchase agreements arranged during the fiscal years ended on December 31, 2023, 2022 and 2021, total

196,918,446
,
41,369,973
 and 51,779,583
,
respectively, and were accounted for in “Interest income” in the consolidated statement of income. In addition, losses generated by the Bank as a result of its repurchase agreements arranged during the fiscal years ended on December 31, 2023, 2022 and 2021 total

13,873,646
,
3,038,227
 and 1,786,842
, respectively, and were recognized as “Interest expense” in the consolidated statement of income.